Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following at December 31, 2015:

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)
Patents and trademarks	$697,890	$(32,155)	$665,735	5-12
Customer contracts	259,730	(8,658)	251,072	10.00

Total	$957,620	$(40,813)	$916,807

Schedule of Future Amortization Expense

Future amortization expense for intangible assets over their remaining useful lives is as follows:

Year ending December 31:	Patents and trademarks	Customer contracts	Total Amortization
2016	$73,370	$25,973	$99,343
2017	73,370	25,973	99,343
2018	73,370	25,973	99,343
2019	73,370	25,973	99,343
2020 and thereafter	372,255	147,180	519,435

Total	$665,735	$251,072	$916,807

Schedule of Inventory

As of December 31, 2015 and June 30, 2016, the Company’s inventory was comprised of the following (in thousands):

	June 30, 2016	December 31, 2015
Raw materials	$370	$106
Work-in-process	257	399
Finished goods	147	46

Total inventory	$774	$551